Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis at December 31, 2020 and 2019 are as follows:

	Total Cost Basis		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total Fair Value
Millions of dollars	2020	2019	2020	2019	2020	2019	2020	2019
Short-term investments (1)	$2,164	$1,308	$1,603	$398	$561	$910	$2,164	$1,308
Net derivative contracts	—	—	—	—	(179)	5	(179)	5
(1)Short-term investments are primarily comprised of money market funds and highly liquid, low risk investments with initial maturities less than 90 days.

Fair Value Measurements, Nonrecurring
The following table summarizes the valuation of our assets measured at fair value on a non-recurring basis as of December 31, 2020 which is the balance sheet date at the end of the period in which the impairment charge was recorded.

Fair Value
Millions of dollars	Level 3
Measured at fair value on a non-recurring basis:	2020
Assets:
Indefinite-lived intangible assets (2)	158
Total level 3 assets	$158
(2)Indefinite-lived intangible assets with a carrying amount of approximately $165 million were written down to a fair value of $158 million resulting in an impairment charge of $7 million.